Deposits (Deposits outstanding by type) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deposits, by Type [Abstract]
Checking Accounts	$ 171,133,555	$ 155,765,968
Money Market Accounts	230,902,038	229,016,993
Statement Savings Accounts	36,522,989	31,191,828
Total	438,558,582	415,974,789
Certificate Accounts	215,544,696	236,121,756
Total Deposits	$ 654,103,278	$ 652,096,545
Weighted Average Rate Domestic Deposit Liabilities [Abstract]
Checking Accounts, Weighted Rate	0.02%	0.03%
Money Market Accounts, Weighted Rate	0.20%	0.16%
Statement Savings Accounts, Weighted Rate	0.10%	0.10%
Total, Weighted Rate	0.12%	0.11%
Certificate Accounts, Weighted Rate	0.78%	0.69%
Total Deposit, Weighted Rate	0.34%	0.32%
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest-bearing Domestic Deposit, Brokered	$ 40,300,000	$ 42,500,000
Weighted Average Rate Domestic Deposit, Brokered	1.14%	0.94%
Interest Bearing Domestic Deposit Maturities, Brokered, Next Twelve Months	$ 15,900,000
Time Deposits, $100,000 or More	119,200,000	$ 132,000,000
Overdrafts reclassified to loans	$ 81,000	$ 46,000
Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.00%	0.00%
Interest Rate Domestic Deposit, Money Market	0.00%	0.10%
Interest Rate Domestic Deposit, Savings	0.00%	0.00%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.00%	0.00%
Interest Rate Domestic Deposit, Time Deposits	0.05%	0.04%
Interest Rate Domestic Deposit	0.00%	0.00%
Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Checking	0.20%	0.20%
Interest Rate Domestic Deposit, Money Market	0.50%	0.17%
Interest Rate Domestic Deposit, Savings	0.10%	0.10%
Interest Rate Domestic Deposit, Excluding Time Deposits	0.50%	0.20%
Interest Rate Domestic Deposit, Time Deposits	2.00%	2.52%
Interest Rate Domestic Deposit	2.00%	2.52%
1.00 – 1.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 66,532,221	$ 51,479,431
1.00 – 1.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.00%
1.00 – 1.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	0.99%
2.00 – 2.99%
Deposits, by Type [Abstract]
Certificate Accounts	$ 641,960	8,886,814
2.00 – 2.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.00%
2.00 – 2.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	2.99%
3.00 – 3.99% | Minimum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.00%
3.00 – 3.99% | Maximum
Interest Rate Range Domestic Deposit Liabilities [Abstract]
Interest Rate Domestic Deposit, Time Deposits	3.99%
0.00% - 0.99% [Member]
Deposits, by Type [Abstract]
Certificate Accounts	$ 148,370,515
Interest Rate range 4 [Member]
Deposits, by Type [Abstract]
Certificate Accounts		$ 175,755,511